Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	gsvit_SupplementTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Money Market Fund

(the “Fund”)

Supplement dated July 29, 2015 to the

Prospectuses and Summary Prospectuses, each dated April 30, 2015

At a meeting held on June 10-11, 2015, the Board of Trustees of the Goldman Sachs Variable Insurance Trust approved certain changes to the Fund’s name and investment strategies (as discussed below). These changes will enable the Fund to operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). The Fund’s name will change to the “Goldman Sachs Government Money Market Fund.”

“Government money market funds,” which are money market funds that invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully, are exempt from requirements that will (1) permit, subject to the discretion of the board of trustees, money market funds to impose a “liquidity fee” (up to 2%) and/or “gates” that temporarily restrict redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating net asset value (“NAV”).

The Fund currently pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also currently invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments.

Upon the effective date of the changes, the Fund will pursue its investment objective by investing only in “government securities,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act, and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities.

These changes will take effect on or after April 15, 2016. Beginning immediately, however, Goldman Sachs Asset Management, L.P. (the investment adviser of the Fund) intends to gradually transition the Fund’s portfolio holdings in order to comply with the Fund’s new investment strategy on the effective date of the changes. Such transition will allow the Fund to avoid selling portfolio securities at times when it would not otherwise do so, which could result in increased transaction costs. The Fund, however, will continue to comply with its current investment strategy, which permits the intended investments.

Accordingly, after the close of business on April 15, 2016, the Fund’s Prospectuses and Summary Prospectuses are revised as follows:

All references in the Prospectuses and Summary Prospectuses to the “Goldman Sachs Money Market Fund” are replaced with “Goldman Sachs Government Money Market Fund.”

The following replaces in its entirety the “Goldman Sachs Money Market Fund—Summary—Principal Strategy” section in each Prospectus and “Principal Strategy” section in each Summary Prospectus:

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “gates.”

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act. Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under the “Goldman Sachs Money Market Fund—Summary—Principal Risks of the Fund” section of each Prospectus and “Principal Risks of the Fund” section of each Summary Prospectus, “Banking Industry Risk,” “Foreign Risk,” and “Municipal Securities Risks” are deleted in their entirety.

Under the “Goldman Sachs Money Market Fund—Summary—Principal Risks of the Fund” section of each Prospectus and “Principal Risks of the Fund” section of each Summary Prospectus, the following replaces “Regulatory Risk” in its entirety:

Regulatory Risk.  The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern money market funds. These changes will: (1) permit, subject to the discretion of the Board of Trustees, money market funds to impose a “liquidity fee” (up to 2%) and/or “gates” that temporarily restrict redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating NAV rounded to the fourth decimal place. “Government money market funds,” which are money market funds that invest in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully, are exempt from these requirements. These changes may affect the Fund’s investment strategies, operations and/or return potential. These changes have a phase in compliance period ranging from July, 2015 through October, 2016.

Under the “Goldman Sachs Money Market Fund—Summary—Performance” section in each Prospectus and “Performance” section in each Summary Prospectus, the following is added after the second sentence in the first paragraph:

Through April 15, 2016, the Fund had been known as the Goldman Sachs Money Market Fund. As of this date, certain changes were made to the Fund’s investment strategies. Performance information prior to this date reflects the Fund’s former investment strategies. As a result, the Fund’s performance may differ substantially from the performance information shown below for the period prior to April 15, 2016.

Goldman Sachs Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsvit_SupplementTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Money Market Fund

(the “Fund”)

Supplement dated July 29, 2015 to the

Prospectuses and Summary Prospectuses, each dated April 30, 2015

At a meeting held on June 10-11, 2015, the Board of Trustees of the Goldman Sachs Variable Insurance Trust approved certain changes to the Fund’s name and investment strategies (as discussed below). These changes will enable the Fund to operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). The Fund’s name will change to the “Goldman Sachs Government Money Market Fund.”

“Government money market funds,” which are money market funds that invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully, are exempt from requirements that will (1) permit, subject to the discretion of the board of trustees, money market funds to impose a “liquidity fee” (up to 2%) and/or “gates” that temporarily restrict redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating net asset value (“NAV”).

The Fund currently pursues its investment objective by investing in securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities, obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements. The Fund may also currently invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments.

Upon the effective date of the changes, the Fund will pursue its investment objective by investing only in “government securities,” as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act, and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities.

These changes will take effect on or after April 15, 2016. Beginning immediately, however, Goldman Sachs Asset Management, L.P. (the investment adviser of the Fund) intends to gradually transition the Fund’s portfolio holdings in order to comply with the Fund’s new investment strategy on the effective date of the changes. Such transition will allow the Fund to avoid selling portfolio securities at times when it would not otherwise do so, which could result in increased transaction costs. The Fund, however, will continue to comply with its current investment strategy, which permits the intended investments.

Accordingly, after the close of business on April 15, 2016, the Fund’s Prospectuses and Summary Prospectuses are revised as follows:

All references in the Prospectuses and Summary Prospectuses to the “Goldman Sachs Money Market Fund” are replaced with “Goldman Sachs Government Money Market Fund.”

The following replaces in its entirety the “Goldman Sachs Money Market Fund—Summary—Principal Strategy” section in each Prospectus and “Principal Strategy” section in each Summary Prospectus:

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “gates.”

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act. Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under the “Goldman Sachs Money Market Fund—Summary—Principal Risks of the Fund” section of each Prospectus and “Principal Risks of the Fund” section of each Summary Prospectus, “Banking Industry Risk,” “Foreign Risk,” and “Municipal Securities Risks” are deleted in their entirety.

Under the “Goldman Sachs Money Market Fund—Summary—Principal Risks of the Fund” section of each Prospectus and “Principal Risks of the Fund” section of each Summary Prospectus, the following replaces “Regulatory Risk” in its entirety:

Regulatory Risk.  The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern money market funds. These changes will: (1) permit, subject to the discretion of the Board of Trustees, money market funds to impose a “liquidity fee” (up to 2%) and/or “gates” that temporarily restrict redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating NAV rounded to the fourth decimal place. “Government money market funds,” which are money market funds that invest in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully, are exempt from these requirements. These changes may affect the Fund’s investment strategies, operations and/or return potential. These changes have a phase in compliance period ranging from July, 2015 through October, 2016.

Under the “Goldman Sachs Money Market Fund—Summary—Performance” section in each Prospectus and “Performance” section in each Summary Prospectus, the following is added after the second sentence in the first paragraph:

Through April 15, 2016, the Fund had been known as the Goldman Sachs Money Market Fund. As of this date, certain changes were made to the Fund’s investment strategies. Performance information prior to this date reflects the Fund’s former investment strategies. As a result, the Fund’s performance may differ substantially from the performance information shown below for the period prior to April 15, 2016.